Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

10. INTANGIBLE ASSET, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2013
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	2,969	(1,056)	1,913
Domain name use right	1,550	(388)	1,162
Revenue sharing agreement	2,559	(533)	2,026
Customer relationship	6,479	(903)	5,576
Non-compete agreement	361	(87)	274
User base	2,509	(1,812)	697
Technology	6,889	(1,121)	5,768
Game	197	(197)	—
Licenses	1,230	(113)	1,117

Total	24,743	(6,210)	18,533

	As of December 31, 2012
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	2,873	(443)	2,430
Domain name use right	1,550	(233)	1,317
Revenue sharing agreement	2,482	(191)	2,291
Customer relationship	1,400	(118)	1,282
Non-compete agreement	350	(31)	319
User base	2,434	(67)	2,367
Technology	3,214	(172)	3,042
Game	191	(26)	165

Total	14,494	(1,281)	13,213

The amortization expense related to intangible assets for the years ended December 31, 2011, 2012 and 2013 was US$132, US$983 and US$4,735, respectively.

Computer software is amortized over 5 years in average using straight-line method. Domain name (NQ.com) licensed from third party is amortized over 10 years, the same as the term of the contract, under the straight-line method.

The acquired intangible assets from business combination are recognized and measured at fair value with assistance from an independent third-party valuer and are amortized as expenses using the straight-line approach over the estimated economic useful lives as follows:

Estimated weighted average useful life
Revenue sharing agreement	7.6 years
Customer relationships	4.0 years
Non-compete agreement	6.6 years
User base	1.5 years
Technology	4.6 years
Game	0.6 years
License	2.7 years

The weighted-average amortization period for total net intangible assets of US$18,533, as of December 31, 2013, will be 4.0 years. As of December 31, 2013, estimated amortization expenses for future periods were expected to be as follows:

Amount
US$
For the year ending
2014	5,529
2015	4,827
2016	4,319
2017	1,877
2018	1,238
2019 and thereafter	743

Total	18,533